Derivative Financial Instruments (Summary of Gains and Losses on Derivatives not Designated or Qualifying as Hedges) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		¥ 481,016	¥ 169,943	¥ (93,321)
Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		388,289	127,242	(63,260)
Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		(111,920)	6,748	61,046
Equity-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	[1]	217,744	37,875	(94,607)
Credit-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	[2]	8,046	(467)	(2,830)
Other contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		¥ (21,143)	¥ (1,455)	¥ 6,330

[1]	The net gains (losses) excluded from the assessment of the effectiveness of fair value hedges is not included in the above table.
[2]	Amounts include the net gains (losses) of ¥(754) million, ¥(736) million and ¥2,838 million on the credit derivatives economically managing the credit risk of loans during the fiscal years ended March 31, 2018, 2019 and 2020, respectively.